Summary of Stock Option Activity (Details) - Equity Incentive Plan (PIU) [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Number of stock options, outstanding at Beginning balance	8,142,461	6,616,781
Number of stock options, issued	357,539	1,525,680
Number of stock options, Forfeited
Converted to common shares upon Reorganization Merger, shares	(8,500,000)
Number of stock options, outstanding at Ending balance		8,142,461
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Distribution of Thresholds, outstanding		$ 25
Distribution of Thresholds, issued		80
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Distribution of Thresholds, outstanding		120
Distribution of Thresholds, issued		$ 120